UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24043

CION GROSVENOR INFRASTRUCTURE MASTER FUND, LLC

(Exact name of registrant as specified in charter)

100 PARK AVENUE

25TH FLOOR

NEW YORK, NEW YORK 10017

(Address of principal executive offices) (Zip code)

Patrick T. Quinn 100 Park Avenue, 25th Floor New York, New York 10017
(Name and address of agent for service)
Copy to:
Michael A. Reisner Mark Gatto CION Grosvenor Management, LLC 100 Park Avenue, 25th Floor New York, New York 10017	Ryan Brizek, Esq. Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, D.C. 20001	Girish Kashyap, Esq. GCM Grosvenor L.P. (formerly, Grosvenor Capital Management, L.P.) 900 North Michigan Avenue, Suite 1100 Chicago, Illinois 60611

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Report to Stockholders.

(a)

CION INVESTMENTS | GCM GROSVENOR

CION GROSVENOR INFRASTRUCTURE MASTER FUND, LLC

September 30, 2025

SEMI-ANNUAL REPORT

Consolidated Schedule of Investments
CION Grosvenor Infrastructure Master Fund, LLC	(Unaudited)
September 30, 2025

Private Infrastructure Investments - 96.28%(a)(b)	Geographic Region	Acquisition Date(c)	Cost	Fair Value	Percentage of Net Assets
Co-Investments - 83.12%
Equity Interests - 69.55%
Energy - 26.29%
AL GCX Co-Invest Feeder, L.P.(d)	North America	7/1/2024	$4,000,212	$4,867,779	1.61%
EBC WI LP(d)(e)	North America	7/1/2024	4,468,456	5,757,375	1.90%
Jacmel Renewables I, LP(d)(e)	North America	8/14/2025	8,138,602	8,184,270	2.71%
KKR GV Co-Invest L.P.(d)	Europe	11/8/2024	4,909,435	6,146,897	2.03%
QE Lux Holding SCS(d)	North America	7/1/2024	2,562,193	2,620,490	0.87%
TW WTG Co-Invest LP(d)	North America	9/30/2024	4,584,859	4,613,132	1.52%
Volt Parent, LP (Calpine Corporation)(e)(f)	North America	7/1/2024	22,013,457	39,351,021	13.01%
WD Thanos Blocker Feeder LLC(d)	North America	7/1/2024	4,327,499	6,176,184	2.04%
WSC Noble SCA SICAV RAIF(d)(e)	Europe	2/28/2025	1,576,333	1,809,199	0.60%
Total Energy			$56,581,046	$79,526,347
Digital Infrastructure - 16.68%
BGIF IV PTI Co-Invest L.L.C.(d)	Global	7/1/2024	4,930,677	5,508,809	1.82%
Crown Co-Investment Fund SCSp(d)	United Kingdom	7/1/2024	1,473,333	1,791,941	0.59%
DB Aviator Europe, LP(e)	Europe	7/1/2024	947,341	1,408,891	0.47%
DB Aviator Holdings, LLC (Vantage Data Centers, LLC)(e)	North America	7/1/2024	2,914,813	3,746,676	1.24%
DB Dino Holdings I, LP(d)(e)	North America	7/1/2024	13,903,096	15,218,835	5.03%
DIV II Matrix Co-Invest II SCSp(d)	Europe	7/1/2024	2,893,572	4,940,437	1.63%
EQT Active Core Infrastructure Co-Investment (B) SCSp(d)	Europe	7/1/2024	4,190,811	4,922,807	1.63%
Fibre Networks Holdings S.a r.l.(d)(e)	Europe	7/1/2024	838,166	885,824	0.29%
Maxima Co-Invest, L.P.(d)	Middle East	7/1/2024	2,480,233	3,618,158	1.20%
Novacap TMT V Co-Investment (Stratus), L.P.	North America	7/1/2024	3,630,198	4,012,699	1.33%
Sculptor Real Estate MWID Co-Investment Fund LP	North America	7/1/2024	2,074,107	2,526,896	0.84%
Stonepeak Tiger (Co-Invest) Holdings (I-B) LP(d)	North America	7/1/2024	1,808,625	1,859,868	0.61%
Total Digital Infrastructure			$42,084,972	$50,441,841
Transportation - 14.73%
CAV UK JV Limited(d)(e)	Europe	3/31/2025	4,583,984	4,915,559	1.63%
Corsair-Vantage Airport Fund, L.P.(d)	North America	7/1/2024	601,130	(43,084)	(0.01)%
Dalmore Infrastructure Investments 40 LP(e)	United Kingdom	7/1/2024	4,168,291	4,255,760	1.41%
EDGE Orbital Holdings 2 Ltd (M25 - Atkins) (10,658,007 Shares)(e)	United Kingdom	9/30/2024	187,510	205,821	0.07%
EDGE Orbital Holdings Ltd. (Connect Plus (M25)) (241,041,937 Shares)(e)	United Kingdom	9/30/2024	4,668,124	5,104,614	1.69%
InfraEuropa Co-Invest SCA	United Kingdom	6/27/2025	9,110,569	9,289,239	3.07%
KKR Apple Co-Invest L.P.	North America	7/1/2024	3,154,530	4,450,365	1.47%
Moon UK Midco Limited(e)	Europe	11/11/2024	4,632,583	4,864,876	1.61%
Vantage Airport Group (New York) LLC(e)	North America	12/4/2024	8,928,826	9,178,885	3.03%
Zephyr IA Partners LP(d)	North America	7/1/2024	1,854,483	2,293,220	0.76%
Total Transportation			$41,890,030	$44,515,255
Social Infrastructure - 8.49%
Alba Topco S.a r.l.(e)	Europe	7/1/2024	4,129,189	6,131,435	2.03%
ECP V (Bears Co-Invest), LP(d)	United Kingdom	7/1/2024	2,019,017	3,008,736	0.99%
University College London Hospital Class B (93 Shares)(e)	United Kingdom	9/30/2024	12,098,762	12,453,444	4.12%
University College London Hospital Class C (14 Shares)(e)	United Kingdom	9/30/2024	18	–	–%
Viridor Energy (Investments) Limited(d)(e)	United Kingdom	7/1/2024	3,291,639	4,079,045	1.35%
Total Social Infrastructure			$21,538,625	$25,672,660
Supply Chain - 3.36%

See Notes to Consolidated Financial Statements

Semi-Annual Report | September 30, 2025	1

Consolidated Schedule of Investments
CION Grosvenor Infrastructure Master Fund, LLC	(Unaudited)
September 30, 2025

Duration Ports America Capital Partners, L.P.(d)	North America	7/1/2024	$3,207,193	$4,862,553	1.61%
Rand Holdings II, LP(e)	North America	7/1/2024	3,844,723	5,300,722	1.75%
Total Supply Chain			$7,051,916	$10,163,275
Total Equity Interests			$169,146,589	$210,319,378
Subordinated Debt - 13.57%
Transportation - 7.95%
EDGE Orbital Holdings 2 Ltd (M25 - Atkins), 11.85% due 03/31/2033, Principal GBP 63,671(e)	United Kingdom	9/30/2024	300,649	348,265	0.11%
EDGE Orbital Holdings 2 Ltd (M25 - Atkins), 6.50% due 03/31/2033, Principal GBP 456,699(e)	United Kingdom	9/30/2024	675,348	720,821	0.24%
EDGE Orbital Holdings Ltd. (Connect Plus (M25)), 11.85% due 03/31/2033, Principal GBP 4,458,946(e)	United Kingdom	9/30/2024	6,638,174	7,609,215	2.52%
EDGE Orbital Holdings Ltd. (Connect Plus (M25)), 6.50% due 03/31/2033, Principal GBP 9,929,320(e)	United Kingdom	9/30/2024	14,459,319	15,367,284	5.08%
Total Transportation			$22,073,490	$24,045,585
Social Infrastructure - 5.51%
University College London Hospital Subordinated Unsecured Loan, 10.25% due 03/31/2040, Principal GBP 16,048,836(e)	United Kingdom	9/30/2024	15,857,088	16,675,057	5.51%
Supply Chain - 0.11%
Rand Holdings II, LP TL, 9.75% due 06/30/2030, Principal $356,483(e)	North America	7/1/2024	358,030	340,367	0.11%
Total Subordinated Debt			$38,288,608	$41,061,009
Total Co-Investments			$207,435,197	$251,380,387
Single-Asset Secondaries - 13.16%
Equity Interests - 13.16%
Energy - 4.91%
Arclight Renewable Infrastructure Fund SM SPV, LP(d)	North America	7/1/2024	1,872,290	2,079,524	0.69%
Avenue Golden Continuation Fund, L.P.(d)(e)	North America	7/1/2024	–	167,756	0.06%
ECP Calpine Continuation Fund, LP(e)(f)	North America	7/1/2024	872,725	4,696,337	1.55%
FIC Matterhorn CF Feeder, LP(d)	North America	8/1/2025	3,444,148	3,492,674	1.15%
WD Thunder CV LP(d)(e)	North America	7/1/2024	3,812,780	4,407,999	1.46%
Total Energy			$10,001,943	$14,844,290
Transportation - 4.54%
KSL Capital Partners CV I, L.P.(d)	North America	7/1/2024	2,710,913	4,233,431	1.40%
Strategic Value Spurs A, L.P.(d)	North America	12/13/2024	8,455,633	9,496,237	3.14%
Total Transportation			$11,166,546	$13,729,668
Digital Infrastructure - 1.48%
Stonepeak Zeno Holdings (CYM) LP(d)	United Kingdom	7/1/2024	3,882,006	4,481,573	1.48%
Social Infrastructure - 1.17%
KSL Capital Partners CV II 1, L.P.(d)	North America	7/1/2024	3,344,352	3,526,149	1.17%
Supply Chain - 1.06%
Barings Transportation Fund LP(d)	North America	7/1/2024	1,555,298	3,212,741	1.06%
Total Equity Interests			$29,950,145	$39,794,421
Total Single-Asset Secondaries			$29,950,145	$39,794,421
Total Private Infrastructure Investments			$237,385,342	$291,174,808

See Notes to Consolidated Financial Statements

2	www.cioninvestments.com

Consolidated Schedule of Investments
CION Grosvenor Infrastructure Master Fund, LLC	(Unaudited)
September 30, 2025

Short-Term Investments - 5.62%	Shares	Cost	Fair Value	Percentage of Net Assets
Mutual Funds - 5.62%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.00%(g)	5,944,477	5,944,477	5,944,477	1.97%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.22%(g)	1,698,425	1,698,425	1,698,425	0.56%
JPMorgan US Treasury Plus Money Market Fund, 4.01%(g)	1,698,427	1,698,427	1,698,427	0.56%
Northern Institutional Treasury Portfolio, 4.22%(g)	7,643,375	7,643,375	7,643,375	2.53%
Total Short-Term Investments		$16,984,704	$16,984,704
Total Investments - 101.90%		$254,370,046	$308,159,512
Liabilities in Excess of Other Assets- (1.90%)			(5,742,657)
Net Assets - 100.00%			$302,416,855

(a)	Investments generally do not issue shares or hold outstanding principal unless where noted.
(b)	Private infrastructure investments generally issued in private transactions and generally restricted for resale. Investments do not allow redemptions and final distribution or realization date is not known at this time.
(c)	The acquisition date represents the date of the first purchase by the Master Fund or the Predecessor Fund (see Note 14). Each investment may have been purchased on various dates and for different amounts.
(d)	Investment has outstanding commitment which has not been fully funded (see Note 10).
(e)	Level 3 investment in accordance with fair value hierarchy.
(f)	Through investment in ECP Calpine Continuation Fund, LP and Volt Parent, LP (Calpine Corporation), the Master Fund's investment in Calpine represents 14.57% of its Net Assets as of September 30, 2025.
(g)	The rate shown is the annualized 7-day yield as of September 30, 2025.

See Notes to Consolidated Financial Statements

Semi-Annual Report | September 30, 2025	3

Consolidated Schedule of Investments
CION Grosvenor Infrastructure Master Fund, LLC	(Unaudited)
September 30, 2025

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Receiving	Receiving	Delivering	Delivering
Counterparty	Date	Currency	Amount	Currency	Amount	Unrealized
Goldman Sachs Bank USA	06/26/28	USD	7,104,750	GBP	5,261,412	$92,941
Goldman Sachs Bank USA	02/20/29	USD	237,322	GBP	176,872	3,371
						$96,312
Goldman Sachs Bank USA	02/23/26	USD	3,360,562	GBP	2,665,578	$(220,227)
Goldman Sachs Bank USA	02/22/27	USD	1,473,922	EUR	1,293,010	(73,819)
Goldman Sachs Bank USA	02/22/28	USD	558,882	EUR	505,044	(51,068)
Goldman Sachs Bank USA	07/31/28	USD	13,283,968	GBP	10,789,070	(983,326)
Goldman Sachs Bank USA	02/20/29	USD	74,881	EUR	66,778	(6,496)
Macquarie Bank Limited	08/19/27	USD	3,195,242	EUR	2,804,812	(179,599)
Macquarie Bank Limited	02/22/28	USD	3,726,255	EUR	3,249,262	(197,936)
Macquarie Bank Limited	02/20/29	USD	766,935	GBP	604,873	(33,138)
Macquarie Bank Limited	02/20/29	USD	515,268	EUR	444,235	(26,086)
Macquarie Bank Limited	11/08/29	USD	4,116,434	EUR	3,522,988	(210,528)
Macquarie Bank Limited	01/09/30	USD	3,750,707	EUR	3,255,198	(247,134)
Macquarie Bank Limited	07/31/30	USD	15,581,192	GBP	12,749,314	(1,051,318)
Morgan Stanley	02/22/27	USD	1,951,908	EUR	1,733,796	(123,458)
Morgan Stanley	02/22/27	USD	3,449,425	GBP	2,731,135	(199,139)
Morgan Stanley	07/31/28	USD	19,349,335	GBP	15,692,256	(1,401,854)
Morgan Stanley	02/20/29	USD	235,296	GBP	186,654	(11,593)
Morgan Stanley	11/08/29	USD	4,015,739	EUR	3,452,322	(224,430)
Morgan Stanley	02/22/30	USD	1,374,445	EUR	1,211,051	(111,470)
						$(5,352,619)

See Notes to Consolidated Financial Statements

4	www.cioninvestments.com

Consolidated Statement of Assets and Liabilities
CION Grosvenor Infrastructure Master Fund, LLC	(Unaudited)
September 30, 2025

ASSETS
Investments, at fair value (Cost $237,385,342)	$291,174,808
Short-term investments, at fair value (Cost $16,984,704)	16,984,704
Cash	156,750
Unrealized appreciation on forward foreign currency contracts	96,312
Receivable for shares issued	790,818
Interest receivable	347,452
Due from Adviser	356,050
Deferred credit facility issuance costs	633,338
Deferred offering costs	414,343
Prepaid expenses	347,613
Total assets	311,302,188

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	5,352,619
Administration and fund accounting fees payable	1,086,534
Transfer agent fees payable	83,543
Advisory fees payable	393,780
Credit facility fees payable	453,961
Professional fees payable	738,472
Deferred tax liabilities	625,079
Accrued expenses and other liabilities	151,345
Total liabilities	8,885,333
Commitments and contingencies (Note 10)
NET ASSETS	$302,416,855

COMPOSITION OF NET ASSETS
Paid-in capital	$285,062,527
Distributable Earnings/(Losses)	17,354,328
NET ASSETS	$302,416,855

Shares Outstanding:
CION Grosvenor Infrastructure Master Fund, LLC Shares	283,025

Net Asset Value per Share:
CION Grosvenor Infrastructure Master Fund, LLC Shares	$1,068.52

See Notes to Consolidated Financial Statements

Semi-Annual Report | September 30, 2025	5

Consolidated Statement of Operations
CION Grosvenor Infrastructure Master Fund, LLC	(Unaudited)
September 30, 2025

For the Six
Months Ended
September 30, 2025
(Unaudited)
INVESTMENT INCOME
Dividend Income	$1,248,580
Interest Income	1,359,047
Total investment income	$2,607,627

EXPENSES
Advisory fees	$2,213,562
Administration and fund accounting fees	731,649
Administrative reimbursement to the Adviser	1,006,855
Transfer agent fees	102,319
Professional fees	916,035
Custodian fees	29,070
Trustees' fees and expenses	93,124
Credit facility fees and issuance costs	212,913
Organizational expenses and offering costs	670,563
Other	512,082
Total operating expenses	6,488,172
Deferred tax expense/(benefit)	(1,054,372)
Current tax expense/(benefit)	703,551
Total expenses	6,137,351
Less fees reimbursed by Adviser	(2,376,638)
Net expenses	3,760,713
NET INVESTMENT LOSS	$(1,153,086)

NET REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
Net realized gain from investments	2,752,909
Net realized gain from foreign currency transactions	95,138
Total net realized gain/(loss)	2,848,047

Net change in unrealized appreciation/(depreciation) on investments	21,247,287
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	(4,079,023)
Total net change in unrealized appreciation/(depreciation)	17,168,264
NET REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION)	20,016,311
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,863,225

See Notes to Consolidated Financial Statements

6	www.cioninvestments.com

Consolidated Statement of Changes in Net Assets
CION Grosvenor Infrastructure Master Fund, LLC	(Unaudited)
September 30, 2025

		For the Period
	For the Six	January 22, 2025
	Months Ended	(Commencement of
	September 30, 2025	Operations) to
	(Unaudited)	March 31, 2025
OPERATIONS
Net investment income/(loss)	$(1,153,086)	$844,703
Net realized gain/(loss)	2,848,047	8,674
Net change in unrealized appreciation/(depreciation)	17,168,264	(2,362,274)
Net increase/(decrease) in net assets resulting from operations	18,863,225	(1,508,897)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	36,529,045	248,533,482
Net increase from capital share transactions	36,529,045	248,533,482
Net increase in net assets from capital share transactions	36,529,045	248,533,482

NET ASSETS
Beginning of period	247,024,585	–
End of period	$302,416,855	$247,024,585

Fund Share Transactions
Shares issued	34,366	248,659
Net increase in shares outstanding	34,366	248,659

See Notes to Consolidated Financial Statements

Semi-Annual Report | September 30, 2025	7

Consolidated Statement of Cash Flows
CION Grosvenor Infrastructure Master Fund, LLC	(Unaudited)
September 30, 2025

For the Six Months
Ended
September 30, 2025
(Unaudited)
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$18,863,225
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of Investments	(24,990,327)
Capital distributions received from Investments	6,036,746
Net purchases of short-term investments	(15,268,365)
Net change in unrealized (appreciation)/depreciation on forward foreign currency contracts	4,079,023
Net realized (gain) from Investments	(2,752,909)
Net realized (gain) on foreign currency transactions	(95,138)
Net change in unrealized (appreciation)/depreciation on Investments	(21,247,287)
(Increase)/Decrease in Assets:
Interest receivable	382,342
Due from Adviser	(356,050)
Deferred credit facility issuance costs	(633,338)
Deferred offering costs	665,130
Prepaid expenses	(256,401)
Increase/(Decrease) in Liabilities:
Advisory fees payable	(319,911)
Payable to adviser	(395,436)
Administration and fund accounting fees payable	541,809
Transfer agent fees payable	24,967
Trustees fees and expenses payable	(71,875)
Professional fees payable	466,279
Credit facility fees payable	453,961
Deferred Tax Liabilities	(1,054,372)
Accrued expenses and other liabilities	(273,115)
Net cash used in operating activities	(36,201,042)

Cash Flows from Financing Activities:
Proceeds from capital contributions, net of change in contributions receivable	35,738,227
Net cash provided by financing activities	35,738,227

Cash, beginning of period	$619,565
Net change in cash	$(462,815)
Cash, end of period	$156,750

Supplemental Disclosure of cash flow information:
Cash paid during the period for taxes	$1,033,487

See Notes to Consolidated Financial Statements

8	www.cioninvestments.com

Consolidated Financial Highlights
CION Grosvenor Infrastructure Master Fund, LLC	(Unaudited)
September 30, 2025

	For the Six Months		For the Period January 22, 2025
	Ended		(Commencement
	September 30,		of Operations) to
	2025 (Unaudited)		March 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$993.43		$1,000.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(4.36)		3.48
Net realized and unrealized gain/(loss) on investments	79.45		(10.05)
Total income from investment operations	75.09		(6.57)

DISTRIBUTIONS
From net investment income	–		–
From net realized gain on investments	–		–
Total distributions	–		–

NET ASSET VALUE, END OF PERIOD	$1,068.52		$993.43

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$302,417		$247,025

RATIOS TO AVERAGE NET ASSETS:
Ratio of gross expenses to average net assets	4.56	%(b)	5.27	%(b)
Ratio of expense waiver/reimbursements to average net assets	(1.72	)%(b)	(2.67	)%(b)
Ratio of net expenses to average net assets	2.84	%(b)	2.60	%(b)
Net investment income/(loss) (c)	(0.96	)%(b)	1.85	%(b)

PORTFOLIO TURNOVER(d)	2.23%		0.24%
TOTAL RETURN(d)	7.56%		(0.66)%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Annualized, except for the organizational expenses, deferred tax income/(expense) and professional fees expensed on an annual basis.
(c)	The ratios do not include investment income or expenses of the Investment Funds in which the Master Fund invests.
(d)	Not annualized for periods of less than one year.

See Notes to Consolidated Financial Statements

Semi-Annual Report | September 30, 2025	9

Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

1. ORGANIZATION

CION Grosvenor Infrastructure Master Fund, LLC (the “Master Fund”) is a non-diversified, closed-end management investment company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and operates as an interval fund. CION Grosvenor Infrastructure Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund. The Master Fund was organized as a Delaware limited liability company on March 22, 2023.

The Master Fund commenced operations on January 22, 2025 ("Commencement of Operations"). Simultaneous with such commencement of operations, GCM Diversified Infrastructure, LLC (the “Predecessor Fund”), which began operations in 2024, reorganized with and into the Master Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Master Fund and at the time of the conversion of the Predecessor Fund was managed by the Sub-Adviser, as defined below. See Note 14 for additional information of the Reorganization (defined below).

The Master Fund’s investment objective is to seek to provide current income and long-term capital appreciation. The Master Fund seeks to achieve its investment objective by generating attractive risk-adjusted returns and current income through a variety of direct and indirect investments in infrastructure and infrastructure-related assets or businesses (collectively, “Infrastructure Assets”) including but not limited to investment opportunities in the transportation, digital infrastructure, energy and energy transition, supply chain / logistics and infrastructure adjacent businesses (e.g. social infrastructure and infrastructure services businesses). The Master Fund expects that it will primarily obtain its exposure to Infrastructure Assets through (i) investments that are directly originated by the Sub-Adviser’s infrastructure platform (“Originated Investments”), (ii) investments made directly or indirectly into an Infrastructure Asset in partnership with a third-party Sponsor Manager (“Co-Investments”), and (iii) investments acquiring an interest in a fund vehicle or special purpose vehicle ("SPV") that holds a single business or asset (or a group of affiliated businesses or assets) that is known prior to the investment (“Single-Asset Secondaries”) and, to a lesser extent over time, investments in portfolios, funds or other investment vehicles that make or hold investments in multiple Infrastructure Assets (“Infrastructure Funds”), primarily through investments acquiring an interest in multiple Infrastructure Assets, typically in the form of an interest in an Infrastructure Fund (“Multi-Asset Secondaries”). Infrastructure Assets and Infrastructure Funds are collectively referred to throughout as “Infrastructure Investments”. A “Sponsor Manager” is an independent investment manager that (i) leads a transaction investing directly into an Infrastructure Asset, typically through a pooled investment vehicle managed by the Sponsor Manager or (ii) manages an Infrastructure Fund. The Master Fund intends to invest a portion of its assets in liquid investments, including cash, cash equivalents, fixed income securities and other credit instruments, other short term investments, mutual funds and listed companies such as exchange-traded funds (“ETFs”) and master-limited partnerships (“MLPs”) (collectively, “Liquid Investments”).

The investment adviser of the Master Fund and the Feeder Fund is CION Grosvenor Management, LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a joint venture between affiliates of GCM Grosvenor L.P. (“GCMLP” or the “Sub-Adviser” and together with the Adviser, the “Advisers”) and CION Investment Group, LLC (“CIG” or “CION”) and is controlled by CION. The investment sub-adviser to the Feeder Fund and the Master Fund is GCMLP, an investment adviser registered under the Advisers Act.

The business operations of the Master Fund are managed and supervised under the direction of the Master Fund’s board of directors (the “Master Fund Board”), subject to the laws of the State of Delaware and the Master Fund’s Amended and Restated Limited Liability Company Operating Agreement (the “Operating Agreement”). As of September 30, 2025, the Master Fund Board was comprised of six (6) directors, a majority of whom are not “interested persons” (as defined in the 1940 Act) of the Master Fund (the “Independent Directors”). The Master Fund Board has overall responsibility for the management and supervision of the business operations of the Master Fund. The Master Fund Board is comprised of the same members serving as the board of trustees of the Feeder Fund (the “Feeder Fund Board”). The Feeder Fund Board has oversight responsibility over the management and operations of the Feeder Fund.

In this reporting period, the Master Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted consolidated financial statement disclosures only and did not affect the Master Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (“CODM”) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Master Fund’s Adviser acts as the Master Fund’s CODM. The CODM has determined that the Master Fund has a single operating segment because the CODM monitors the operating results of the Master Fund as a whole and evaluates performance in accordance with the Master Fund's investment strategy as disclosed in its prospectus. The CODM uses these measures to assess fund performance and allocate resources effectively. The Master Fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess Master Fund performance and to make resource allocation decisions for the Master Fund’s single segment are consistent with that presented within the Master Fund’s consolidated financial statements.

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Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

The Master Fund offers a single class of common shares of beneficial interest (“Shares”), which are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the "Securities Act").

The Master Fund is a master investment portfolio in a master-feeder structure. As of September 30, 2025, the Feeder Fund owned an amount that rounded to 6.62% of the Master Fund's Shares.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the prospectus of the Feeder Fund (the "Prospectus").

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared on an accrual basis of accounting in conformity with United States ("U.S.") generally accepted accounting principles (“GAAP”), and include the accounts of the Master Fund and its consolidated subsidiaries. The Master Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board ("FASB") in Accounting Standards Codification ("ASC") 946, Financial Services - Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, that, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All financial information is presented in U.S. dollars, the functional currency of the Master Fund.

Consolidation

The Master Fund's policy is to consolidate its wholly-owned subsidiaries. The consolidated financial statements include the accounts of the Master Fund and its consolidated subsidiaries. All inter-company balances and transactions have been eliminated.

The first layer of consolidation includes the accounts of the Master Fund and its two direct subsidiaries, GCM Grosvenor Customized Infrastructure Strategies III (Parallel), LLC (“Parallel Subsidiary”) and GCM Grosvenor Infrastructure Holdings, LLC (“Holdings Subsidiary”). Parallel Subsidiary and Holdings Subsidiary may each invest in underlying investments through SPV's which are established to block certain types of income for foreign and U.S. tax-exempt investors (“tax blockers”). These tax blockers are wholly-owned subsidiaries of Parallel Subsidiary or Holdings Subsidiary. The accounts of the tax blockers listed below are also included in the consolidated financial statements, as of the period ended September 30, 2025.

Parallel Subsidiary tax blockers

●	CIS III Parallel Blocker (AIR), LLC

●	CIS III Parallel Blocker (Golden), LLC

●	CIS III Parallel Blocker (SM), LLC

●	CIS III Parallel Blocker (Thunder), LLC

●	CIS III Parallel Blocker (Tiger), LLC

●	CIS III Parallel Blocker (WP), LLC

●	PVM SPV Holdings VI, LLC

Semi-Annual Report | September 30, 2025	11

Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

Holdings Subsidiary tax blockers

●	IH Blocker AIR, LLC

●	Jacmel LGP, LP

Hereinafter, the Master Fund, together with its consolidated subsidiaries, including Parallel Subsidiary, Holdings Subsidiary, and the tax blockers, will be collectively referred to as the Master Fund unless otherwise noted.

Accounting Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts and disclosures in the consolidated financial statements and accompany notes. Actual results may differ from those estimates and such differences may be material.

Cash and Cash Equivalents

Cash consists of deposits held at major financial institutions. The Master Fund is subject to credit risk should the financial institutions be unable to fulfill their obligations. The Master Fund considers all short-term liquid investments of sufficient credit quality with an original maturity of three months or less when purchased to be cash equivalents and are classified and presented as short-term investments in the Consolidated Schedule of Investments. Cash equivalents consist of money market funds. These money market funds primarily invest into U.S. government treasury securities and are managed in a way to preserve a stable net asset value ("NAV") of $1.00 per share; however, there is no guarantee that the value will not drop below $1.00 per share. Money market funds are recorded at fair value, which is their published NAV and considered Level 1 assets under ASC 820, Fair Value Measurements ("ASC 820"). At times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit. There are no restrictions on cash.

Income Taxes

The Master Fund intends to operate so that it will qualify to be treated as a partnership for U.S. federal income tax purposes under the Internal Revenue Code and not a publicly traded partnership treated as a corporation. As such, it will not be subject to any U.S. federal and state income taxes. In any year, it is possible that the Master Fund will not meet the qualifying income exception, which would result in the Master Fund being treated as a publicly traded partnership taxed as a corporation, rather than a partnership. If the Master Fund does not meet the qualifying income exception, the members would then be treated as stockholders in a corporation, and the Master Fund would become taxable as a corporation for U.S. federal income tax purposes. The Master Fund would be required to pay income tax at corporate rates on its net taxable income. In addition, the Master Fund intends to operate, in part, through subsidiaries that may be treated as corporations for U.S. and non-U.S. tax purposes and therefore may be subject to current and deferred U.S. federal, state and/or local income taxes at the subsidiary level.

Each of the Parallel Subsidiary and Holdings Subsidiary is an onshore entity and is treated as a disregarded entity for U.S. federal income tax purposes. Each tax blocker is treated as a corporation for U.S. federal income tax purposes. U.S. corporations are subject to U.S. federal income tax on their worldwide income at a rate of 21%, and state tax rates will vary by state, if any. The tax blockers file federal, state, and local tax returns, as required. In preparing its consolidated financial statements, each tax blocker is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes. If the tax blockers have a deferred tax asset, consideration is given to whether a valuation allowance is required.

The Master Fund has adopted a tax year-end of September 30 (the "Tax Year"). As such, the Master Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. The wholly-owned blockers have a tax year-end of December 31.

With respect to the wholly-owned blockers, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequence attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Consolidated Statement of Operations in the period that includes the enactment date.

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Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

The current and deferred portions of income tax benefit/(expense) of the wholly-owned blockers included in the Consolidated Statement of Operations for the period ended September 30, 2025, as determined in accordance with authoritative guidance are as follows:

	Current	Deferred	Total
Federal tax	(481,300)	795,356	314,056
State and local tax	(222,251)	259,016	36,765
Total	(703,551)	1,054,372	350,821

The tax effects of temporary differences that gave rise to the deferred tax liability relate to certain unrealized gains/(losses) allocated from the underlying wholly owned blocker corporations. To the extent a blocker corporation is generating a net unrealized loss and corresponding deferred tax asset, a valuation allowance has been established due to the uncertainty that deferred tax asset will be utilized.

The net deferred tax liability on the Consolidated Statement of Assets and Liabilities as of September 30, 2025 comprised the tax effect of the following temporary difference:

Deferred Tax Asset
Estimated future tax asset pertaining to unrealized losses	235,572
Valuation allowance	(235,572)
Total Deferred Tax Asset	–

Deferred Tax Liability
Estimated future tax liability pertaining to unrealized gains	625,079
Deferred Tax Liability, net	625,079

Management evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s consolidated financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions with respect to tax at the Master Fund level that are not deemed to meet the “more-likely-than-not” threshold would be recorded in the current period. Management has concluded that there were no uncertain tax positions impacting the results of operations of the Master Fund for the period ended September 30, 2025. Management’s assessments regarding tax positions will be subject to review and may be adjusted at a later date based upon the issuance of relevant new guidance, including but not limited to, tax laws, regulations, and interpretations thereof. Interest and penalties, if any, assessed under the relevant tax laws are recognized as incurred and included in “Deferred tax expense / (benefit)” in the Consolidated Statement of Operations and “Deferred tax liabilities” in the Consolidated Statement of Assets and Liabilities.

The Organization for Economic Co-operation and Development (“OECD”) introduced a 15% global minimum tax under the Pillar Two Global Anti-Base Erosion (“GloBE”) model rules. Several OECD member countries have enacted tax legislation based on certain elements of these rules that became effective on January 1, 2024. Other jurisdictions have announced the intent to implement these rules, but the rules remain subject to significant negotiation, potential change, and phase-in periods.

Management has concluded that the Master Fund falls outside the scope of the Pillar Two rules but will continue to monitor potential future applicability and changes to these rules.

In the normal course of business, the Master Fund is subject to examination by various taxing authorities. As of September 30, 2025, there are no on-going audits with taxing authorities. The following is the major tax jurisdiction for the Master Fund and the earliest tax year subject to examination: United States – 2025.

The Master Fund intends to conduct its operations so that the Feeder Fund will comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Foreign Currency Translation

The value of investments denominated in foreign currencies is converted into U.S. Dollars at exchange rates in effect as of the period end reporting date. Contributions to and distributions from the investments and income and expense denominated in foreign currencies are converted into U.S. Dollars at the exchange rates in effect on the respective dates of such transactions. The Master Fund does not isolate that portion of net income or loss resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in fair value of investments. Such fluctuations are included in the Consolidated Statement of Operations under the caption “Net gain/(loss) from Investments”.

Semi-Annual Report | September 30, 2025	13

Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

Organizational Expenses

During the period from January 22, 2025 (Commencement of Operations) to March 31, 2025, the Master Fund incurred organizational costs of $1,541,410. For the six months ended September 30, 2025, the Master Fund incurred additional organizational costs of $1,727. These costs were expensed as incurred by the Master Fund, advanced by the Adviser and are subject to recoupment by the Adviser from the Master Fund as described in Note 4.

Offering Costs

During the period from January 22, 2025 (Commencement of Operations) to March 31, 2025, the Master Fund incurred offering costs of $1,326,626. Offering costs are treated as deferred charges and, upon Commencement of Operations, amortized over a 12-month period using the straight-line method. During the period January 22, 2025 (Commencement of Operations) to March 31, 2025, the Master Fund amortized offering costs of $247,151 which is included in the Consolidated Statement of Operations. For the six months ended September 30, 2025, the Master Fund amortized additional offering costs of $668,837 which is included in the Consolidated Statement of Operations. Offering costs include, among other things, (i) legal, accounting, printing and other expenses of the Master Fund and (ii) legal, accounting, printing and other expenses of the Feeder Fund. The Master Fund will continue to incur offering costs, including offering costs of the Feeder Fund, due to its continuously offered status. Ongoing offering costs will be expensed as incurred.

All offering costs of the Master Fund paid by the Adviser or its affiliates, including offering costs of the Feeder Fund borne by the Master Fund, shall be subject to recoupment pursuant to the Expense Limitation and Reimbursement Agreement (defined below). See Note 4.

Credit Facility Issuance Costs

Credit facility issuance costs consist of fees and expenses incurred in connection with the closing of the Master Fund's revolving credit facility. Credit facility issuance costs are amortized over the term of the revolving credit facility. Unamortized credit facility issuance costs are presented as deferred credit facility issuance costs on the Consolidated Statement of Assets and Liabilities.

Investment Transactions

Investment transactions are accounted for on a trade date basis. However, for NAV determination, investment transactions are reflected no later than in the first calculation on the first business day following trade date. Realized gains and losses on Infrastructure Assets that are not treated as partnerships for U.S. federal income tax purposes under the Code are determined on the basis of specific identification of the cost of investments sold. The Master Fund records a realized gain/(loss) on an investment treated as a partnership for U.S. federal income tax purposes under the Code only to the extent that the cost of such investment has been recovered through previous distributions from such partnership investment.

Income and Expense Recognition

Distributions received from private infrastructure investments are classified as dividends, interest or return of capital based on information provided by the investment’s Sponsor Manager. Dividend and interest income, if any, are recorded on an accrual basis. In general, dividend income is recorded on the record date except for publicly traded securities in which case the ex-dividend date is used. Paid-in-kind interest, if any, is accrued in interest income at the stated rate and reflected as a receivable up to the capitalization date. At the capitalization date, the Master Fund capitalizes the accrued interest into the outstanding principal balance and the cost basis of the debt instrument. The Master Fund assesses the collectability of the accrued interest based on the Adviser’s judgment of the likelihood of receipt based on investment specific factors. Expenses are recorded on an accrual basis based on contractual agreements and invoices received between the Master Fund and its service providers. Expenses for services not yet invoiced are estimated by the Master Fund’s Adviser. Expenses, including Adviser fees and Reimbursements pursuant to the Expense Limitation and Reimbursement Agreement, are calculated daily based on the average net assets of the Master Fund. See Note 4. Income from cash and cash equivalents is accrued daily.

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Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

Investment Valuations

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, as a practical expedient, an entity holding investments in other investment companies that calculate NAV per share or its equivalent for which the fair value is not readily determinable, is permitted to measure the fair value of such investments on the basis of that NAV per share or its equivalent without adjustment.

Certain investments represent interests in non-redeemable, closed-end private investment funds that do not trade in an active market and represent illiquid long-term investments that generally require future capital contributions. Any investment in such underlying private investment funds is carried at the NAV as reported by the Sponsor Manager of the respective funds as a practical expedient of fair value. In addition, management takes into consideration other information as well as any specific conditions and events affecting the funds and may adjust the NAV to reflect its estimate of fair value based on these factors.

Any investment for which the Adviser concludes the reported NAV is not a practical expedient of fair value is valued at fair value as determined by the Adviser. Fair value is based upon a number of factors, including readily available market quotes with appropriate adjustments for trading restrictions, the most recent round of financings, earnings-multiple analysis using comparable companies or discounted cash flow analysis. The fair value of publicly held securities that trade on an active exchange is determined using the closing quoted price.

Costs presented in the Consolidated Schedule of Investments reflects the amount the Master Fund invested in each investment, less return of invested capital received by the Master Fund plus capitalized expenses.

Because of the inherent uncertainty surrounding investment valuation, the estimated fair values that have been used may differ significantly from the values that would have been received if a sale were to occur with an unrelated party in the current market, and such differences could be material to the consolidated financial statements.

The amounts shown in the accompanying consolidated financial statements include adjustments in accordance with accounting principles generally accepted in the United States of America and known through the date of issuance of these consolidated financial statements as such, the NAVs for financial reporting purposes and the returns based upon those NAVs may differ from the NAVs and returns for shareholder transactions.

3. FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Master Fund follows the provisions of ASC 820-10, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Master Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Master Fund has considered its principal market as the market in which the Master Fund exits its portfolio investments with the greatest volume and level of activity.

ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. However, pursuant to such guidance, investments for which fair value is measured using NAV per share as a practical expedient have not been categorized within the fair value hierarchy. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices (unadjusted) in active markets for identical assets that the Master Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

Semi-Annual Report | September 30, 2025	15

Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

●	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset either directly or indirectly. These inputs include: (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active, that is, markets in which there are few transactions for the asset, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly; (c) inputs other than quoted prices that are observable for the asset; and (d) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3 — Significant inputs that are unobservable for the asset. These inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Master Fund's own data. The Master Fund’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

Certain investments represent interests in non-redeemable, closed-end private investment funds that do not trade in an active market and represent illiquid long-term investments. These Investments do not have a readily determinable fair value and are measured at fair value using the NAV of the underlying funds.

The Adviser utilizes third party independent valuation consultants to periodically assess the reasonableness of estimated fair value of Infrastructure Assets on a rotational basis as determined by the Adviser. As part of its review process, the valuation committee reviews the conclusions from the independent valuation consultants.

Infrastructure Assets that do not meet the criteria for NAV as a practical expedient are typically valued using three different valuation techniques.

The first valuation technique is an analysis of the enterprise value (“EV”) of the infrastructure asset. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the infrastructure asset's EBITDA (net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The second method for determining EV uses a Discounted Cash Flow analysis (“DCF”) whereby future expected cash flows of the infrastructure asset are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). Significant increases or decreases of EBITDA multiples or discount rates in isolation may result in a significantly lower or higher fair value estimate.

The second valuation technique is a yield analysis, which is typically performed for debt investments in infrastructure assets where the Master Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. If a debt security’s effective yield is significantly less than the market yield for a similar debt security with a similar credit profile, then the resulting fair value of the debt security may be lower.

The third valuation technique is the "Venture Capital Approach," under which fair value is determined based on the transaction price of the most recent financing completed by the infrastructure asset, excluding transaction costs, as adjusted by the Adviser using a premium or discount to reflect changes in market condition. Significant increases or decreases of the discount or premium used may result in a significantly higher or lower fair value estimate.

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Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

The following table summarizes the Master Fund’s investments, arranged by type, into the fair value hierarchy levels as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Private Infrastructure Investments*
Co-Investments, Equity Interests	$–	$–	$132,852,251	$132,852,251
Co-Investments, Subordinated Debt	–	–	41,061,009	41,061,009
Single-Asset Secondaries, Equity Interests	–	–	9,272,092	9,272,092
Short-Term Investments
Short-Term Investments	16,984,704	–	–	16,984,704
Total	$16,984,704	$–	$183,185,352	$200,170,056
Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$–	$96,312	$–	$96,312
Liabilities:
Forward Foreign Currency Contracts	$–	$(5,352,619)	$–	$(5,352,619)
Total	$–	$(5,256,307)	$–	$(5,256,307)

*	In accordance with ASC 820-10, investments for which fair value is measured using NAV as a practical expedient have not been categorized in the fair value hierarchy. As such, private infrastructure investments with a fair value of $107,989,456 are excluded from the fair value hierarchy as of September 30, 2025.

**	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

The following table summarizes changes in Level 3 investments attributable to purchases/issuances and transfers into or out of Level 3 of the fair value hierarchy of the Master Fund for the period ended September 30, 2025:

	Asset Type
			Single-
	Co-Investments	Co-Investments	Asset Secondaries
	Equity Interests	Subordinated Debt	Equity Interests	Total
Balance as of April 1, 2025	$108,983,622	$39,646,602	$14,764,440	$163,394,664
Capital Distributions Received	(464,638)	(488,646)	(4,315,454)	(5,268,738)
Realized Gain/(Loss)	–	–	2,750,624	2,750,624
Change in Unrealized Appreciation/ (Depreciation)	17,297,293	1,903,053	(3,934,343)	15,266,003
Purchases	10,951,781	–	6,825	10,958,606
Transfer into Level 3	–	–	–	–
Transfer Out of Level 3(a)	(3,915,807)	–	–	(3,915,807)
Balance as of September 30, 2025	$132,852,251	$41,061,009	$9,272,092	$183,185,352
Net change in unrealized appreciation/(depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments held at September 30, 2025	$17,297,293	$1,903,053	$(3,934,343)	$15,266,003

(a) Transfers into and out of Level 3 were generally as a result of changes in the investment's ability to meet the criteria for NAV as a practical expedient.

Semi-Annual Report | September 30, 2025	17

Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

The following table summarizes the quantitative information, valuation methodology and significant unobservable inputs used for valuing the Master Fund’s investments categorized within Level 3 of the fair value hierarchy as of September 30, 2025:

					Weighted
Private Infrastructure Investments	Fair Value	Valuation Technique	Unobservable Inputs	Ranges	Average
Co-Investments, Equity Interests	$132,852,251	Discounted Cash Flow Analysis	Discount Rate	8.4% - 21.0%	13.7%
		EV Market Multiple Analysis	Cap Rates	5.1%	5.1%
		EV Market Multiple Analysis	EV/EBITDA	9.1x – 42.4x	13.4x
		Recent Transaction	Discount for Lack of Marketability	7.0%	7.0%
		Recent Transaction	Probability of Outcome	90.0%	90.0%
		Recent Transaction	Transaction Price	N/A	N/A
		Recent Transaction	Discount Rate	5.6%	5.6%
Co-Investments, Subordinated Debt	41,061,009	Discounted Cash Flow Analysis	Discount Rate	8.4%	8.4%
		EV Market Multiple Analysis	EV Market Multiple Analysis	12.7x	12.7x
Single-Asset Secondaries, Equity Interests	9,272,092	Recent Transaction	Adjusted Market Share Price	N/A	N/A
		Recent Transaction	Discount for Lack of Marketability	7.0%	7.0%
		Recent Transaction	Probability of Outcome	90.0%	90.0%
		Recent Transaction	Discount Rate	5.6%	5.6%
		Recent Transaction	Transaction Price	N/A	N/A

Derivative Instruments

The Master Fund recognizes all of its derivative instruments at fair value as either assets or liabilities in the Consolidated Statement of Assets and Liabilities. The changes in the fair value are included in the Consolidated Statement of Operations during the current year.The Master Fund is exposed to certain risks relating to its ongoing operations; the primary risk managed by using derivative instruments is foreign exchange risk. As of or during the period ended September 30, 2025, the Master Fund held the following instruments meeting the definition of a derivative instrument: forward foreign currency contracts. Forward contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Consolidated Statement of Assets and Liabilities as a receivable or payable and in the Consolidated Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward contract is reported on the Consolidated Statement of Operations (if applicable).

The Master Fund operates as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule 18f-4 under the 1940 Act. To qualify as a limited derivatives user, the Master Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule 18f-4). If the Master Fund ceases to qualify as a “limited derivatives user” as defined in Rule 18f-4, the rule would, among other things, require the Master Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the U.S. Securities and Exchange Commission (the “SEC”) regarding its derivatives positions.

Qualitative Disclosures of Derivative Financial Instruments

The following is a description of the derivatives utilized by the Master Fund during the reporting period, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Contracts

The Master Fund enters into forward foreign currency contracts from time to time to help mitigate its foreign currency risk exposure. As of September 30, 2025, the counterparties to each of the Master Fund’s forward foreign currency contracts are presented in the Consolidated Schedule of Investments.

18	www.cioninvestments.com

Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Feeder Fund Board has entered into a management agreement on behalf of the Feeder Fund with the Adviser (the “Feeder Fund Management Agreement”) and the Master Fund Board has entered into a management agreement on behalf of the Master Fund with the Adviser (the “Management Agreement” and, together with the Feeder Fund Management Agreement, the “Management Agreements”) which became effective on November 12, 2024, to provide management and administrative services necessary for the day-to-day operation of the Feeder Fund and the Master Fund, respectively. Pursuant to an investment sub-advisory agreement entered into between the Adviser, the Sub-Adviser and the Master Fund (the “Sub-Advisory Agreement”), the Sub-Adviser, subject to the oversight of the Adviser, is responsible for providing portfolio management services to the Master Fund and pursuant to an investment sub-advisory agreement entered into between the Adviser, the Sub-Adviser and the Feeder Fund (the “Feeder Fund Sub-Advisory Agreement” and, together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”), the Sub-Adviser, subject to the oversight of the Adviser, is responsible for providing portfolio management services to the Feeder Fund.

Advisory Fee

The Master Fund pays the Adviser an Advisory Fee that is calculated and payable monthly in arrears at the annual rate of 1.60% of the average daily value of the Master Fund’s net assets. For the period ended September 30, 2025, the Adviser earned $2,213,562 in Advisory Fees of which $393,780 was payable as of September 30, 2025.

Administrative Reimbursements

In addition to advisory services, the Adviser or any of its affiliates may provide certain administration services, including accounting, legal, compliance, clerical or other administrative services to the Master Fund at the request of the Master Fund. The Adviser is entitled to reimbursement by the Master Fund of the Adviser’s cost of providing the Master Fund with such non-advisory services using a methodology for determining costs approved by the Master Fund Board. For the period ended September 30, 2025, the Master Fund reimbursed the Adviser and its affiliates $1,006,855 for such administration services.

Expense Limitation and Reimbursement Agreement

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Master Fund for a one-year term beginning on the initial closing date for subscriptions for Shares and ending on the one-year anniversary thereof (the “Limitation Period”). The Adviser extended the Limitation Period through July 31, 2026. The Adviser may extend the Limitation Period for a period of one year on an annual basis.

The Expense Limitation and Reimbursement Agreement limits the amount of the Master Fund’s aggregate Operating Expenses (defined below) borne by the Master Fund (including expenses of the Feeder Fund borne by the Master Fund) in respect of the Shares during the Limitation Period to an amount not to exceed 1.00%, on an annualized basis, of the Master Fund’s daily net assets (the “Expense Cap”).

“Operating Expenses” of the Master Fund are: organizational and offering costs, legal expenses not related to transactions (including independent trustees’/directors’ counsel); marketing expenses; shareholder communications, networking and platform fees, insurance; audit fees; third-party due diligence fees; trustee/director fees; printing fees; transfer agent fees; third-party and internal administrative and valuation expenses; and custody expenses. Operating Expenses of the Master Fund include any corresponding Operating Expenses of the Feeder Fund (excluding any expenses directly attributable to an individual class of Shares of the Feeder Fund), which are borne by the Master Fund. The Expense Limitation and Reimbursement Agreement does not apply to the following “Specified Expenses”: (i) all fees and expenses of the investments in which the Master Fund invests (including the underlying fees of Infrastructure Funds, Infrastructure Assets and other investments); (ii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Infrastructure Funds, Infrastructure Assets and other investments; (iii) interest payments incurred on borrowing by the Master Fund; (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund; (v) taxes; and (vi) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of shareholders.

Semi-Annual Report | September 30, 2025	19

Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

To the extent the Master Fund’s aggregate Operating Expenses (including the corresponding Operating Expenses of the Feeder Fund, which are borne by the Master Fund), exclusive of the Specified Expenses, exceed the Expense Cap, the Adviser will waive the Advisory Fee or the Adviser or its affiliates may pay or reimburse expenses of the Master Fund to the extent necessary to eliminate such excess. The Adviser or its affiliates may also directly pay expenses on behalf of the Master Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement.

To the extent that the Adviser waives the Advisory Fee, or the Adviser or its affiliates reimburse expenses or pay expenses directly on behalf of the Master Fund (including the corresponding Operating Expenses of the Feeder Fund, which are borne by the Master Fund), such amounts are subject to recoupment from the Master Fund for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser and its affiliates may only recoup the waived fees, reimbursed expenses or directly paid expenses if the ordinary Operating Expenses have fallen to a level below the Expense Cap and the recouped amount does not raise the aggregate level of ordinary Operating Expenses in the month of recoupment to a level that exceeds any expense cap applicable at such time. The Expense Limitation and Reimbursement Agreement may be terminated only by the Master Fund Board on notice to the Adviser.

For a period not to exceed three years from the month in which the Adviser or its affiliates have waived, reimbursed or paid expenses, the Adviser may recoup such amounts waived, reimbursed or paid, even if such recoupment occurs after the termination of the Limitation Period, if (a) the Master Fund’s Operating Expenses (after recoupment) has fallen to a level below the Expense Cap in effect at the time of the recoupment, and (b) the recouped amount does not raise the aggregate level of ordinary Operating Expenses in respect of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at such time. For the period ended September 30, 2025, the Adviser and/or its affiliates waived and reimbursed expenses in the amount of $2,376,638, which is reflected in fees waived and reimbursed on the Consolidated Statement of Operations and are subject for recoupment. At September 30, 2025, the amounts outlined below are available for recoupment:

Expiration Period
Less than 1 year	$–
1-2 years	$–
2-3 years	$4,966,010
Total	$4,966,010

5. CUSTODY AND ADMINISTRATION

The Bank of New York Mellon (“BNY Mellon”) serves as the Master Fund’s custodian. For the period ended September 30, 2025, the Master Fund paid BNY Mellon $29,070 for these services.

Fund Administration

ALPS Fund Services, Inc. (“ALPS”) serves as the Master Fund’s administrator and provides certain administrative services necessary for the operation of the Master Fund, including maintaining certain Master Fund books and records, providing accounting and tax services and preparing certain regulatory filings. For the period ended September 30, 2025, the Master Fund paid ALPS $226,134 for these services.

Transfer Agent

SS&C GIDS, Inc (“SS&C GIDS”) serves as the Master Fund’s distribution paying agent, transfer agent and registrar. ALPS and SS&C GIDS are wholly owned subsidiaries of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market. For the period ended September 30, 2025, the Master Fund paid SS&C GIDS $102,319 for these services.

6. CAPITAL SHARE TRANSACTIONS

Shares of the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of, and/or Regulation D under, the Securities Act. The Master Fund is an “interval fund” pursuant to which it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Master Fund’s outstanding Shares at NAV, in accordance with Rule 23c-3 under the 1940 Act. The Master Fund will repurchase Shares from shareholders pursuant to written repurchase offers on terms and conditions that the Master Fund Board determines to be fair to the Master Fund and to all shareholders. In connection with any given quarterly repurchase offer, the Master Fund currently intends to repurchase 5.00% of its outstanding Shares. The Master Fund currently expects to conduct its first repurchase offer following the second full quarter of Master Fund operations. An early repurchase fee of 2.00% of NAV will be charged with respect to the repurchase of Shares held less than one year from original purchase.

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Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

7. INDEMNIFICATIONS

The Master Fund indemnifies its officers and the Master Fund Board for certain liabilities that may arise from the performance of their duties to the Master Fund. Additionally, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

8. DIVIDEND REINVESTMENT PLAN

The Master Fund operates under a dividend reinvestment plan (“DRIP”) administered by SS&C GIDS. Pursuant to the DRIP, the Master Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in Shares of the Master Fund.

Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to SS&C GIDS. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by SS&C GIDS 30 days prior to the record date of the distribution or the shareholder will receive such distribution in Shares through the DRIP. Under the DRIP, the Master Fund’s distributions to shareholders are automatically reinvested in full and fractional Shares as described below.

When the Master Fund declares a distribution, SS&C GIDS, on the shareholder’s behalf, will receive additional authorized Shares from the Master Fund either newly issued or repurchased from shareholders by the Master Fund and held as treasury stock. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Master Fund’s NAV per Share for the relevant class of Shares.

SS&C GIDS will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. SS&C GIDS will hold Shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those Shares purchased pursuant to the DRIP.

In the case of shareholders, such as banks, brokers or nominees, that hold Shares for others who are beneficial owners participating under the DRIP, SS&C GIDS will administer the DRIP on the basis of the number of Shares certified from time to time by the record shareholder as representing the total amount of Shares registered in the shareholder’s name and held for the account of beneficial owners participating under the DRIP.

Neither SS&C GIDS nor the Master Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which Shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. The Master Fund may elect to make non-cash distributions to shareholders. Such distributions are not subject to the DRIP, and all shareholders, regardless of whether or not they are participants in the DRIP, will receive such distributions in additional Shares of the Master Fund.

Semi-Annual Report | September 30, 2025	21

Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

The Master Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Master Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

9. INVESTMENT TRANSACTIONS

Purchases and sales/distributions of investments (excluding short-term and U.S. Government obligations) for the period ended September 30, 2025 were $24,990,327 and $6,036,746, respectively. There were no purchases or sales of U.S. Government obligations for the Master Fund during the period ended September 30, 2025.

10. COMMITMENTS AND CONTINGENCIES

As of September 30, 2025, the Master Fund had outstanding capital commitments to Private Infrastructure Investments as shown in the table below. Unfunded commitments may include amounts reserved for future follow-on investments and expenses, where applicable.

Private Infrastructure Investments	Unfunded Investment Commitments
Co-Investments, Equity Interests	$43,855,914
Co-Investments, Subordinated Debt	–
Single-Asset Secondaries, Equity Interests	5,849,390
Total Private Infrastructure Investments	$49,705,304

11. FINANCIAL DERIVATIVE INSTRUMENTS

In addition to its primary underlying risks, the Master Fund is also subject to additional counterparty risk should its counterparties fail to perform as specified in the terms of their non-exchange traded contracts. The risk may be mitigated by having a master netting arrangement between the Master Fund and the counterparty and by the posting of collateral by the counterparty to the Master Fund to cover the Master Fund’s exposure to the counterparty. The Master Fund considers the creditworthiness of each counterparty in evaluating counterparty risk.

Investments in derivative contracts expose the Master Fund to off-balance sheet risk, where changes in the fair value of the financial instrument underlying the derivative contracts may exceed the amount recognized on the Consolidated Statement of Assets and Liabilities.

During the period ended September 30, 2025, forward contracts are the only derivative financial instrument traded directly by the Master Fund. The Master Fund may enter into forward contracts in order to economically hedge its exposure to changes in foreign currency rates on its foreign investments or to hedge certain purchase and sale commitments denominated in foreign currencies. A forward contract is a commitment to exchange two currencies at a future date at a negotiated rate. The fair value of forward contracts is included within unrealized appreciation/depreciation on forward foreign currency contracts on the Consolidated Statement of Assets and Liabilities. For the period ended September 30, 2025, the Master Fund recognized “Net realized gain/(loss) from derivative contracts” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts” in the amount of $0 and ($4,079,023), respectively, within the Consolidated Statement of Operations.

The Master Fund considers the notional amounts at September 30, 2025, categorized by primary underlying risk, to be representative of the volume of its derivative activities during the period ended September 30, 2025.

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Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

The following table summarizes the derivative contracts, at fair value, located on the Consolidated Statement of Assets and Liabilities as of September 30, 2025:

	Consolidated Statement of Assets	Asset Derivatives	Liability Derivatives
	and Liabilities	Gross Unrealized	Gross Unrealized
Risk Exposure	Location	Appreciation	Depreciation
Currency Risk, Forward foreign currency contracts	Unrealized appreciation/depreciation on forward foreign currency contracts	$96,312	$5,352,619
Total		$96,312	$5,352,619

The following table summarizes the derivative contracts, at fair value, located on the Consolidated Statement of Operations as of September 30, 2025:

			Net Change in
			Unrealized
		Net Realized	Appreciation/
Risk Exposure	Consolidated Statement of Operations Location	Gain/(Loss)	(Depreciation)
Currency Risk, Forward foreign currency contracts	Net realized gain/(loss) on forward foreign currency contracts/Net change in unrealized appreciation/(deprecation) on forward foreign currency contracts	$–	$(4,079,023)
Total		$–	$(4,079,023)

12. BORROWINGS

On August 4, 2025, the Master Fund entered into a revolving credit facility (the “Facility”) with UBS AG with a maximum borrowing amount of $60,000,000 which is secured by certain interests in Private Infrastructure Investments. The Facility is subject to expiration on August 4, 2027 with an option to renew in accordance with its terms. A commitment fee equal to 0.30% of the maximum borrowing amount was paid in connection with entering into the Facility and will be amortized over the two year term. Additionally, a fee of 1.65% per annum is payable quarterly in arrears on the unused portion of the Facility. Amounts drawn on the Facility will be charged an annualized interest rate of one month SOFR plus 2.95%. During the period ended September 30, 2025, the Master Fund had not borrowed on this Facility, leaving no balance outstanding as of September 30, 2025. Any legal costs associated with the Facility are capitalized as credit facility issuance costs and expensed over the two year term of the Facility. During the period ended September 30, 2025, total fees and expenses related to the facility were $212,913 and recognized as credit facility fees and issuance costs on the Consolidated Statement of Operations.

13. RISK FACTORS

General Investment Risks. There is no assurance that the investments held by the Master Fund will be profitable, that there will be proceeds from such investments available for distribution to shareholders, or that the Master Fund will achieve its investment objective. An investment in the Master Fund is speculative and involves a high degree of risk.

Management Risk. The Master Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser, subject to the oversight of the Adviser, will apply investment techniques and risk analyses in making investment decisions for the Master Fund, but there can be no guarantee that these will produce the desired results. The Master Fund may be subject to a relatively high level of management risk because the Master Fund invests in Infrastructure Assets. The Master Fund’s allocation of its investments across Originated Investments, Co-Investments, Single-Asset Secondaries, Multi-Asset Secondaries and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. It is possible that the Master Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares. An investment in the Master Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Master Fund does not expect any secondary market to develop for the Shares in the foreseeable future.

Semi-Annual Report | September 30, 2025	23

Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

Restrictions on Transfers. Transfers of Shares may be made only with consent of the Master Fund, which may be withheld in the Master Fund’s sole discretion. Notice to the Master Fund of any proposed transfer must include evidence satisfactory to the Master Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Master Fund with respect to investor eligibility and suitability.

Non-Diversified Status. The Master Fund is a "non-diversified" investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the assets of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Master Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Master Fund.

Valuation Risk. The Master Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Master Fund invests are valued at prices that the Master Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Master Fund’s assets consist of Originated Investments, Co-Investments, Single-Asset Secondaries, Multi-Asset Secondaries, which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Accordingly, because there is not a readily available market value for most of the investments in the Master Fund’s portfolio, substantially all of the Master Fund’s portfolio investments are valued at fair value as determined in good faith by the Adviser, as the Valuation Designee, in accordance with the Adviser’s valuation policies and procedures and subject to oversight of the Master Fund Board.

The value at which the Master Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Master Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Master Fund invests a significant amount of its assets in Infrastructure Assets for which no public market exists. There can be no guarantee that the Master Fund’s investments could ultimately be realized at the Master Fund’s valuation of such investments.

The Master Fund’s NAV is a critical component in several operational matters including computation of the Advisory Fee, and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Master Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Master Fund.

14. REORGANIZATION INFORMATION

Simultaneous with the Commencement of Operations, the Predecessor Fund reorganized with and into the Master Fund (the “Reorganization”). The Predecessor Fund maintained an investment objective, strategies and investment policies that were, in all material respects, equivalent to those of the Master Fund. At the time of the Reorganization, the Predecessor Fund was managed by the Sub-Adviser. The Reorganization was completed on January 22, 2025, at which time shareholders of the Predecessor Fund received 240,233 shares, with a net asset value per share of $1,000.00, for a total consideration of $240,232,783. This amount reflects the in-kind contribution reported on the Consolidated Statement of Cash Flows. The consideration includes private infrastructure investments with a fair value of $239,241,938 and a cost basis of $207,344,931, along with net other assets of $990,845. For financial reporting purposes, the assets received and shares issued were recorded at "fair value", the cost of investments was carried forward to align to ongoing reporting of the Master Fund’s realized and unrealized gains/losses with amounts distributable for tax purposes. No transaction expenses were incurred by the Master Fund as part of the Reorganization.

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Notes to Consolidated Financial
CION Grosvenor Infrastructure Master Fund, LLC	Statements (Unaudited)
September 30, 2025

15. RELATED PARTY TRANSACTIONS

The Adviser is a related party. Fees payable to this party are disclosed in Note 4, Investment Advisory and Other Agreements, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Master Fund has received exemptive relief from the SEC that, to the extent the Master Fund relies on such relief, permits it to (among other things) co-invest with certain other persons, including certain affiliates of the Sub-Adviser and certain public or private funds managed by the Sub-Adviser and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments imposes extensive conditions on any co-investments made in reliance on such relief.

16. SUBSEQUENT EVENTS

The Master Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. The Adviser has evaluated the Master Fund’s related events and transactions that occurred through the date of issuance of the Master Fund’s consolidated financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Master Fund’s consolidated financial statements or the accompanying notes.

Semi-Annual Report | September 30, 2025	25

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this filing.

Item 6. Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable for this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not applicable for this filing.

(a)(2)	Not applicable for this filing.

(a)(3)	Not applicable for this filing.

(a)(4)	Not applicable for this filing.

(b)	There have been no changes, as of the date of this filing, to the portfolio managers identified in the most recently filed annual report on Form N-CSR (811-24043) for CION Grosvenor Infrastructure Master Fund, LLC (the “Master Fund”).

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None during the period covered by this Form N-CSR filing pursuant to a plan or program.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Master Fund’s Board of Directors during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	The Master Fund’s principal executive and principal financial officers have concluded that the Master Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Master Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Master Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for this filing.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Master Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION GROSVENOR INFRASTRUCTURE MASTER FUND, LLC

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer
(Principal Executive Officer)

Date:	December 5, 2025

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer
(Principal Executive Officer)

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Master Fund and in the capacities and on the dates indicated.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer
(Principal Executive Officer)

Date:	December 5, 2025

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer
(Principal Executive Officer)

Date:	December 5, 2025

By:	/s/ Robert Lehr
Robert Lehr
Chief Financial Officer
(Principal Financial Officer)

Date:	December 5, 2025